Summary of Significant Accounting Policies (Details) - Schedule of ordinary shares reflected in the balance sheets (Parentheticals)	12 Months Ended
Dec. 31, 2022 shares
Schedule of ordinary shares reflected in the balance sheets [Abstract]
Redemption of shares	633,792
Redemption of shares	1,025,281
Redemption of shares	2,375,991